MERCHANDISE TRUSTS - Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Merchandise Trusts (Detail) - Merchandise Trusts - Variable Interest Entity, Primary Beneficiary - USD ($)
$ in Thousands
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	$ 128,574	$ 55,314	$ 216,168
12 months Fair Value	1,664	821	3,374
Total Fair Value	130,238	56,135	219,542
Less than 12 months Unrealized Losses	62,011	2,993	9,819
12 Months or more Unrealized Losses	2,056	168	1,333
Total Unrealized Losses	64,067	3,161	11,152
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	5,847	288	103
12 months Fair Value	759	821	792
Total Fair Value	6,606	1,109	895
Less than 12 months Unrealized Losses	110	30	2
12 Months or more Unrealized Losses	206	168	473
Total Unrealized Losses	316	198	475
Mutual funds - debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	19,756	241	46,005
12 months Fair Value			1,195
Total Fair Value	19,756	241	47,200
Less than 12 months Unrealized Losses	2,064	6	2,011
12 Months or more Unrealized Losses	400		634
Total Unrealized Losses	2,464	6	2,645
Mutual funds - equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	18,857		131
Total Fair Value	18,857		131
Less than 12 months Unrealized Losses	23,880		18
12 Months or more Unrealized Losses	1,356
Total Unrealized Losses	25,236		18
Other investment funds
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	59,261	54,782	169,929
Total Fair Value	59,261	54,782	169,929
Less than 12 months Unrealized Losses	15,626	2,953	7,784
Total Unrealized Losses	15,626	2,953	7,784
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	24,853	3
12 months Fair Value			597
Total Fair Value	24,853	3	597
Less than 12 months Unrealized Losses	20,331	4
12 Months or more Unrealized Losses			213
Total Unrealized Losses	20,331	4	213
Other invested assets
Investments, Unrealized Loss Position [Line Items]
12 months Fair Value	905		790
Total Fair Value	905		790
Less than 12 months Unrealized Losses			4
12 Months or more Unrealized Losses	94		13
Total Unrealized Losses	94		17
U.S. governmental securities | Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value		90
12 months Fair Value	302	397	243
Total Fair Value	302	487	243
Less than 12 months Unrealized Losses		1
12 Months or more Unrealized Losses	82	64	147
Total Unrealized Losses	82	65	147
Corporate debt securities | Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Fair Value	5,847	198	103
12 months Fair Value	457	424	549
Total Fair Value	6,304	622	652
Less than 12 months Unrealized Losses	110	29	2
12 Months or more Unrealized Losses	124	104	326
Total Unrealized Losses	$ 234	$ 133	$ 328